General principles for the preparation of the consolidated financial statements - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2021
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Operating profit/(loss)	€ (6,269)	€ (9,499)	€ 8,450
Current portion of lease liabilities	10,350	9,413
Gross profit	€ 115,702	€ 112,855	164,333
Gross margin percentage	3630.00%
Additional increase in gross margin percentage		2.00%
Decrease in revenue percentage	3.00%
Total revenue	€ 318,797	€ 328,618	468,487
Decline in revenue	9,821
Finance income (cost)	(8,818)	(8,470)	(5,245)
Profit/(loss) for the year	(15,382)	(16,162)	1,288
Total equity	58,208	73,288	€ 92,556		€ 83,846
Reclassification to assets held for sale	8,767
Decrease in financial results	8,818
Net working capital	(2,968)
Long-term debt	18,720	17,353		€ 2,500
Cash and cash equivalents	20,322	33,610
Current portion of long-term borrowings	4,532	5,200
Bank overdrafts and short-term borrowings	23,327	22,834
Commitment fee	0
Undrawn credit facility	€ 30,640	€ 31,130